OIL AND NATURAL GAS PROPERTIES	12 Months Ended
Oct. 31, 2023
Property, Plant and Equipment [Abstract]
OIL AND NATURAL GAS PROPERTIES

NOTE 5 – OIL AND NATURAL GAS PROPERTIES

The following tables summarize the Company’s oil and gas activities.

	As of October 31,	As of October 31,
	2023	2022
Oil and gas properties – not subject to amortization	$9,947,742	$5,836,232
Accumulated impairment	—	—
Oil and gas properties – not subject to amortization, net	$9,947,742	$5,836,232

During the years ended October 31, 2023 and 2022, the Company incurred aggregate exploration costs of $251,743 and $28,669, respectively. For the current year, these expenses were exploratory, geological and geophysical costs and for the prior year, these costs were mainly for the purpose of the site surveys. All costs were expensed on the statement of operations during the applicable periods. For capitalized costs during the year ended October 31, 2023, the Company incurred $4,111,510, of which $4,011,510 and $100,000 pertained to the South Salinas Project and McCool Ranch Oil Field, respectively. Of the costs incurred during the current period for the South Salinas Project, $3,749,488 relates to the drilling of the HV-1 well and $262,022 relates to acquisition costs and the reserve analysis of the optioned assets (see Optioned Assets below, Note 6). The drilling, reserve analysis and acquisition costs were capitalized and are reflected in the balance of the oil and gas property as of October 31, 2023. During the year ended October 31, 2022, the Company paid a lessor a one-time, non-refundable payment of $252,512 to provide for an extension of the force majeure status of the property at that time; this amount was capitalized and reflected in the balance of the oil and gas property as of October 31, 2022.

Leases

As of October 31, 2023, the Company holds various leases related to the unproved properties of the South Salinas Project (see Note 6 and Note 7); two of the leases are held with the same lessor. The first lease, which covers 8,417 acres, was amended on May 27, 2022 to provide for an extension of then-current force majeure status for an additional, uncontested twelve months, during which the Company would be released from having to evidence to the lessor the existence of force majeure conditions. As consideration for the granting of the lease extension, the Company paid the lessor a one-time, non-refundable payment of $252,512; this amount was capitalized and reflected in the balance of the oil and gas property as of October 31, 2022. The extension period commenced on June 19, 2022; as of October 31, 2023, the “force majeure” status has been extinguished by the drilling of the HV-1 well, and the validity of the lease is maintained by the drilling of the well, which is in production testing.

The second lease covers 160 acres of the South Salinas Project; it is currently held by delay rental and is renewed every three years. Until drilling commences, the Company is required to make delay rental payments of $30/acre per year. The Company is currently in compliance with this requirement and has paid in advance the delay rental payment for the period from October 2022 through October 2023.

During February and March of 2023, the Company entered into additional leases related to the unproved properties of the South Salinas Project with two groups of lessors. The first group of leases covers 360 acres and has a term of 20 years; the Company is required to make rental payments of $25/acre per year. The Company is currently in compliance with this requirement and has paid in advance the rental payment for the period February 2023 through February 2024. The second group of leases covers 307.75 acres and has a term of 20 years; the Company is required to make rental payments of $30/acre per year. The Company is currently in compliance with this requirement and has paid in advance the rental payment for the period from March 2023 through March 2024.

As of October 31, 2023, the Company assessed the unproved properties of the South Salinas Project and those adjacent to it for impairment, analyzing future drilling plans, leasehold expiration and the existence of any known dry holes in the area. The Company did not record any impairment to the oil and gas property as of October 31, 2023, as all capitalized costs represent costs to acquire unproved property leases pending further development on the balance sheet. There is no depletion related to the oil and gas property as of October 31, 2023, as the Company does not currently have production and the acquired property is not subject to amortization as of that date.

Optioned Assets

On December 22, 2022, the Company and Trio LLC entered into the Fourth Amendment to the Trio LLC PSA (see Note 6). Per the terms of the Fourth Amendment, the Company was granted a 120-day option (commencing on January 1, 2023) to acquire any or all of the following three assets currently owned in part by Trio LLC (the “Optioned Assets”). The price for this option was $150,000, which was paid by the Company to Trio LLC in April 2023; this amount was capitalized and is reflected in the balance of the oil and gas property. The Optioned Assets are as follows:

●	The McCool Ranch Oil Field (Hangman Hollow Area) asset with an option to acquire Trio LLC’s 44% working interest and their Operatorship;
●	The Kern Front Field asset with an option to acquire Trio LLC’s 22% working interest and their Operatorship; and
●	The Union Avenue Field with an option to acquire Trio LLC’s 20% working interest and their Operatorship;

The Optioned Assets are all located in California. In order to evaluate the Optioned Assets, the Company engaged KLS Petroleum Consulting, LLC (“KLSP”) to perform detailed analyses and estimations of the oil and gas reserves and of the fair market values of each of these three assets. These analyses have been completed, and as of October 31, 2023, the Company has paid approximately $39,000 to KLSP for the reserve analysis of the optioned assets; this amount has been capitalized and is reflected in the balance of the oil and gas properties on the balance sheet. Although 120-day option period has expired as of the fiscal year-end, the Company and Trio LLC are nevertheless continuing to work together cooperatively toward the goal of facilitating the Company’s acquisition of the other Optioned Assets.

Union Avenue Field Agreement

On May 12, 2023, the Company announced the signing of an Acquisition Agreement to potentially acquire up to 100% of the working interest in the Union Avenue Field. However, the Company and Trio LLC did not agree on terms and the transaction did not close.

McCool Ranch Oil Field Asset Purchase

On October 16, 2023, the Company entered into an agreement (“McCool Ranch Purchase Agreement”) with Trio LLC for purchase of a 21.918315% working interest in the McCool Ranch Oil Field located in Monterey County near the Company’s flagship South Salinas Project (see Note 6); the Assets are situated in what is known as the “Hangman Hollow Area” of the McCool Ranch Oil Field. The acquired property is an oil field developed with oil wells, a water-disposal well, steam generator, boiler, various tanks, in-field steam pipelines, oil pipelines and other facilities. The property is fully and properly permitted for oil and gas production, cyclic- steam injection and water disposal; however, it is currently idle (i.e., not producing), although operations to restart production have begun. The Company initially recorded a payment of $100,000 upon execution of the McCool Ranch Purchase Agreement, at which time Trio LLC began refurbishment operations with respect to the San Ardo WD-1 water disposal well (the “WD-1”) to determine if it is capable of reasonably serving the produced water needs for the assets, which Refurbishment was successfully accomplished. With Refurbishment successfully accomplished, the Company will pay an additional $400,000, which shall be used in restarting production operations on the assets. As of October 31, 2023, the Company has recorded the $100,000 payment as a capitalized cost; the balance is reflected in the balance of the oil and gas property as of year-end.

Additional Working Interest – South Salinas Project

In April 2023, the Company paid Trio LLC approximately $60,000 to acquire an additional 3.026471% working interest in the South Salinas Project, of which working interest amount is one-half (1/2) of the working interest that was acquired by Trio LLC; this amount was capitalized and is reflected in the balance of the oil and gas property (see Note 6).